Investments - Summary of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1	$ 17,937	$ 8,278
Additions	218,365	9,827
Impairment	(100)	(168)
Disposal	(10,000)
Fair Value Remeasurement	(7,225)
At December 31	218,977	17,937
Investments - held at fair value through other comprehensive income (FVTOCI) | Other Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1	5,150	5,278
Additions	6,531	40
Impairment	(100)	(168)
Disposal	0
Fair Value Remeasurement	0
At December 31	11,581	5,150
Investments - held at fair value through other comprehensive income (FVTOCI) | NMG Parent LLC
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1	0	0
Additions	200,000	0
Impairment	0	0
Disposal	0
Fair Value Remeasurement	0
At December 31	200,000	0
Investments - held at fair value through profit or loss (FVTPL)
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1	12,787	3,000
Additions	11,834	9,787
Impairment		0
Disposal	(10,000)
Fair Value Remeasurement	(7,225)
At December 31	7,396	$ 12,787
Investments - held at fair value through profit or loss (FVTPL) | Other Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
Impairment	$ 0